Summary of Operations and Significant Accounting Policies - Limited Partner and General Partner Units (Details)	0 Months Ended	12 Months Ended
	Jul. 02, 2012	Dec. 31, 2014	Dec. 31, 2013
Increase (Decrease) in Partners' Capital
Shares issued in connection with public offering	35,387,180	12,362,500	12,650,000
Beginning Balance (in shares)		48,784,306	35,387,180
Ending Balance (in shares)		61,925,684	48,784,306
Sunrise
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)			747,126
Jupiter
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)		778,878
Limited Partners Common
Increase (Decrease) in Partners' Capital
Shares issued in connection with public offering	17,339,718	12,362,500	12,650,000
Beginning Balance (in shares)		30,468,902	17,339,718
Ending Balance (in shares)		43,347,452	30,468,902
Limited Partners Common | Sunrise
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)			479,184
Limited Partners Common | Jupiter | EQT
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)		516,050
Limited Partners Subordinated
Increase (Decrease) in Partners' Capital
Shares issued in connection with public offering	17,339,718	0	0
Beginning Balance (in shares)		17,339,718	17,339,718
Ending Balance (in shares)		17,339,718	17,339,718
Limited Partners Subordinated | Sunrise
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)			0
Limited Partners Subordinated | Jupiter
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)		0
General Partner
Increase (Decrease) in Partners' Capital
Shares issued in connection with public offering	707,744	0	0
Beginning Balance (in shares)		975,686	707,744
Ending Balance (in shares)		1,238,514	975,686
General Partner | Sunrise
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)			267,942
General Partner | Jupiter | EQT
Increase (Decrease) in Partners' Capital
Merger/acquisition consideration (in shares)		262,828